MARKETABLE SECURITIES (Details) $ in Thousands, kr in Millions		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 25, 2015 shares	Jun. 30, 2015 shares	Mar. 31, 2015 shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 NOK (kr) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 NOK (kr) shares	Jun. 30, 2017 shares
Movement In Available-For-Sale Securities [Roll Forward]
Balance at start of the year				$ 8,428	$ 14,000		$ 8,428		$ 14,000
Impairment loss							0		(7,233)
Unrealized gain (loss) recorded in other comprehensive income							1,326		1,808
Marketable securities reclassified as pledged to creditors							(10,272)		0
Total						$ 14,000	19,231		8,428	$ 14,000
Equity securities available-for-sale
Shares received in transaction | shares	1
Secured Debt, Repurchase Agreements							10,300				kr 85.2
Gain (loss) from marketable securities reclassified to Consolidated Statement of Operations							571		(7,233)	$ (9,369)
Golden Ocean Group Limited [Member]
Equity securities available-for-sale
Marketable Securities, Number Of Shares Held | shares												1,300,000
Golden Ocean [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments							4,370
DHT Holdings [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments							$ 3,000
available for sale securities, number of equity securities disposed | shares							6,200,000	6,200,000
Proceeds from Sale and Maturity of Marketable Securities							$ 27,400
Available for sale securities,number of equity securities acquired | shares				10,900,000
Payments to Acquire Available-for-sale Securities, Debt				$ 46,100
Marketable Securities, Gain (Loss)							1,100
Gain (loss) from marketable securities reclassified to Consolidated Statement of Operations							600
Ship Finance International Limited [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments							50
Marketable Securities, Number Of Shares Held | shares												100,000
Avance Gas [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments							90
Dividends [Domain]
Movement In Available-For-Sale Securities [Roll Forward]
Shares acquired							$ 46,100		0
Avance Gas [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Impairment loss									$ (4,900)
Equity securities available-for-sale
Stock dividends, shares | shares			4,100,000
Shares received | shares			112,715				442,384	442,384
Ship Finance International Limited [Member]
Equity securities available-for-sale
Shares received | shares							73,383	73,383
Golden Ocean [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Impairment loss					$ (2,400)	$ (9,369)
Marketable securities reclassified as pledged to creditors							$ (10,100)
Equity securities available-for-sale
Shares received | shares							1,270,657	1,270,657	1,270,657
available for sale securities, number of equity securities disposed | shares							1,260,358	1,260,358
Proceeds from Sale and Maturity of Marketable Securities							$ 10,100	kr 84.8
number of marketable securities pledged to creditors | shares							1,260,358				1,260,358
Reverse acquisition [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Shares disposed of							$ (26,351)		$ 0
Dividends [Domain] | Avance Gas [Member]
Equity securities available-for-sale
Shares received in transaction | shares		329,669